Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Tax-Managed Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to achieve long-term, after-tax returns for its shareholders.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 24 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58 % of the average value of its portfolio.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and the Tax-Managed Small-Cap Portfolio (the “Portfolio”), the Fund's master Portfolio.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of this Prospectus and page 24 of the Fund's Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of publicly-traded common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls:  (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index; or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”).  The market capitalization range for the Russell 2000 Index was $ 19 million to $ 7,294 million, and the market capitalization range for the S&P SmallCap 600 Index was $ 90.5 million to $ 3,904 million as of December 31, 2014 .  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2014 was $ 5,757 million.  The Fund may also invest in larger companies.  Although it invests primarily in U.S. companies, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also invest in publicly traded real estate investment trusts .

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains.  The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains).  In making investment decisions, the portfolio manager relies on the investment adviser's research staff.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company's business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager may sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
The Fund invests primarily in a diversified portfolio of publicly-traded common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls:  (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index; or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”).  The market capitalization range for the Russell 2000 Index was $ 19 million to $ 7,294 million, and the market capitalization range for the S&P SmallCap 600 Index was $ 90.5 million to $ 3,904 million as of December 31, 2014 .  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2014 was $ 5,757 million.  The Fund may also invest in larger companies.  Although it invests primarily in U.S. companies, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also invest in publicly traded real estate investment trusts .

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund's shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk.  Market conditions may limit the Fund's ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund's tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund's ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation.  Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of small and emerging companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund's investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 19.30% for the quarter ended September 30, 2009, and the lowest quarterly return was -32.18% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.18%)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod
The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Small-Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	15.54%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Eaton Vance Tax-Managed Small-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	1,935
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935
Annual Return 2005	rr_AnnualReturn2005	6.87%
Annual Return 2006	rr_AnnualReturn2006	15.94%
Annual Return 2007	rr_AnnualReturn2007	22.42%
Annual Return 2008	rr_AnnualReturn2008	(39.89%)
Annual Return 2009	rr_AnnualReturn2009	38.75%
Annual Return 2010	rr_AnnualReturn2010	25.48%
Annual Return 2011	rr_AnnualReturn2011	(5.55%)
Annual Return 2012	rr_AnnualReturn2012	11.94%
Annual Return 2013	rr_AnnualReturn2013	35.70%
Annual Return 2014	rr_AnnualReturn2014	3.07%
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 Years	rr_AverageAnnualReturnYear05	11.82%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Eaton Vance Tax-Managed Small-Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Eaton Vance Tax-Managed Small-Cap Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	9.44%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Eaton Vance Tax-Managed Small-Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,252
10 Years	rr_ExpenseExampleYear10	2,078
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,078
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
5 Years	rr_AverageAnnualReturnYear05	12.05%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Eaton Vance Tax-Managed Small-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	297
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	2,264
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	12.30%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Eaton Vance Tax-Managed Small-Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	3.29%
5 Years	rr_AverageAnnualReturnYear05	13.44%
10 Years	rr_AverageAnnualReturnYear10	9.05%

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Tax-Managed Small-Cap Portfolio (the “Portfolio”), the Fund's master Portfolio.